UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc
Address: 201 W Fort Street

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Officer
Phone:     313-222-7885

Signature, Place, and Date of Signing:

     L Joseph Granata     Detroit, MI     February 09, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $58,248 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUA AMERICA INC               COM              03836W103      792    38480 SH                               38480
AT&T INC                       COM              00206R102      262     9207 SH                                9207
BRIGGS & STRATTON CORP         COM              109043109     1429    81253 SH                               81253
BRISTOL MYERS SQUIBB CO        COM              110122108     1155    49679 SH                               49679
CATERPILLAR INC DEL            COM              149123101      237     5304 SH                                5304
CHEVRON CORP NEW               COM              166764100     1503    20326 SH                               20326
CISCO SYS INC                  COM              17275R102      290    17805 SH                               17805
CLOROX CO DEL                  COM              189054109      298     5365 SH                                5365
COACH INC                      COM              189754104      233    11242 SH                               11242
COCA COLA CO                   COM              191216100     1121    24766 SH                               24766
CONOCOPHILLIPS                 COM              20825C104      204     3930 SH                                3930
DEVON ENERGY CORP NEW          COM              25179M103      217     3300 SH                                3300
DIAGEO P L C                   SPON ADR NEW     25243Q205     1049    18480 SH                               18480
DIGITAL RLTY TR INC            COM              253868103      913    27802 SH                               27802
EXPEDITORS INTL WASH INC       COM              302130109      227     6822 SH                                6822
EXXON MOBIL CORP               COM              30231G102      247     3094 SH                                3094
FIRST POTOMAC RLTY TR          COM              33610F109      496    53341 SH                               53341
FLAGSTAR BANCORP INC           COM              337930101        7    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860       28    12056 SH                               12056
GALLAGHER ARTHUR J & CO        COM              363576109     1185    45722 SH                               45722
GENERAL ELECTRIC CO            COM              369604103      338    20839 SH                               20839
GENUINE PARTS CO               COM              372460105      817    21570 SH                               21570
GILEAD SCIENCES INC            COM              375558103      348     6811 SH                                6811
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      956    25640 SH                               25640
HANSEN NAT CORP                COM              411310105      476    14205 SH                               14205
HEINZ H J CO                   COM              423074103     1129    30018 SH                               30018
HERCULES TECH GROWTH CAP INC   COM              427096508      869   109775 SH                              109775
HOLOGIC INC                    COM              436440101      131    10034 SH                               10034
HOME DEPOT INC                 COM              437076102      535    23229 SH                               23229
INTERNATIONAL BUSINESS MACHS   COM              459200101      261     3098 SH                                3098
ISHARES TR                     BARCLYS 1-3 YR   464287457     1683    19887 SH                               19887
ISHARES TR                     S&P 500 INDEX    464287200      787     8712 SH                                8712
ISHARES TR                     BARCLYS US AGG B 464287226     4194    40246 SH                               40246
ISHARES TR                     MSCI EMERG MKT   464287234      345    13818 SH                               13818
ISHARES TR                     IBOXX INV CPBD   464287242      681     6703 SH                                6703
ISHARES TR                     S&P500 GRW       464287309     1234    27460 SH                               27460
ISHARES TR                     S&P 500 VALUE    464287408     1258    27835 SH                               27835
ISHARES TR                     MSCI EAFE IDX    464287465     1654    36864 SH                               36864
ISHARES TR                     BARCLYS TIPS BD  464287176     1203    12121 SH                               12121
ISHARES TR                     S&P MIDCAP 400   464287507     1292    24234 SH                               24234
ISHARES TR                     S&P SMLCAP 600   464287804     1101    25049 SH                               25049
ISHARES TR                     BARCLYS 7-10 YR  464287440     1734    17602 SH                               17602
ITC HLDGS CORP                 COM              465685105     1391    31841 SH                               31841
JABIL CIRCUIT INC              COM              466313103      534    79046 SH                               79046
JOHNSON & JOHNSON              COM              478160104      328     5490 SH                                5490
JPMORGAN & CHASE & CO          COM              46625H100      211     6678 SH                                6678
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      292     3957 SH                                3957
LANCE INC                      COM              514606102     1428    62236 SH                               62236
LSI INDS INC                   COM              50216C108     1013   147403 SH                              147403
MCDONALDS CORP                 COM              580135101      218     3509 SH                                3509
MERCK & CO INC                 COM              589331107     1057    34779 SH                               34779
MICROSOFT CORP                 COM              594918104      493    25337 SH                               25337
MOLEX INC                      COM              608554101      926    63915 SH                               63915
NATIONAL FUEL GAS CO N J       COM              636180101     1028    32801 SH                               32801
NEWELL RUBBERMAID INC          COM              651229106      518    52957 SH                               52957
NII HLDGS INC                  CL B NEW         62913F201      204    11195 SH                               11195
OILSANDS QUEST INC             COM              678046103        9    11890 SH                               11890
PACKAGING CORP AMER            COM              695156109      791    58738 SH                               58738
PNC FINL SVCS GROUP INC        COM              693475105      938    19133 SH                               19133
PRAXAIR INC                    COM              74005P104      220     3712 SH                                3712
PRECISION DRILLING TR          TR UNIT          740215108      755    89929 SH                               89929
QUALCOMM INC                   COM              747525103      370    10318 SH                               10318
SCHWAB CHARLES CORP NEW        COM              808513105      345    21350 SH                               21350
SONOCO PRODS CO                COM              835495102      764    32973 SH                               32973
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698     1003    34412 SH                               34412
STRYKER CORP                   COM              863667101      258     6455 SH                                6455
SYSCO CORP                     COM              871829107      613    26702 SH                               26702
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      280     6588 SH                                6588
TRIMBLE NAVIGATION LTD         COM              896239100      345    15945 SH                               15945
TUPPERWARE BRANDS CORP         COM              899896104     1188    52317 SH                               52317
UNILEVER N V                   N Y SHS NEW      904784709     1112    45280 SH                               45280
UNITED ONLINE INC              COM              911268100      271    44576 SH                               44576
UNITRIN INC                    COM              913275103      720    45177 SH                               45177
V F CORP                       COM              918204108      848    15478 SH                               15478
WASTE MGMT INC DEL             COM              94106L109      911    27495 SH                               27495
WATSCO INC                     COM              942622200     1215    31629 SH                               31629
WELLS FARGO & CO NEW           COM              949746101      243     8249 SH                                8249
XTO ENERGY INC                 COM              98385X106      489    13876 SH                               13876